Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Variable Portfolio – Partners Core Equity Fund - Class 1
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Partners Core Equity Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Partners Core Equity Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 76	0.68%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology, materials, communication services and financials sectors boosted the Fund’s relative results most during the annual period.
Allocations
| An overweight to the consumer discretionary sector and underweights to the real estate and consumer staples sectors positively impacted relative performance.
Individual holdings
| A position in NVIDIA Corp., a designer and manufacturer of computer graphics processors, was the top contributor. Not holding positions in Intel Corporation, a designer and manufacturer of computer products and technologies, or Adobe, Inc., a digital marketing and media solutions company, also contributed to relative performance.
Top Performance Detractors
Stock selection
| Selections in the health care, industrials and consumer discretionary sectors detracted from the Fund’s relative results during the annual period.
Allocations
| An underweight to the communication services sector and overweights to the energy, health care and industrials sectors detracted from relative performance.
Individual holdings
| Relative underweights to Broadcom, Inc., a semiconductor technology company, and Tesla, Inc., an electric vehicle and energy generation and storage systems company, were among the top detractors. A relative overweight to Regeneron Pharmaceuticals, Inc., a biotechnology company, also detracted during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1 (a)	23.44	14.03	11.56
S&P 500 ® Index	25.02	14.53	13.10
(a)
The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 2,288,242,943
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 19,564,363
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,288,242,943
Total number of portfolio holdings	115
Management services fees (represents 0.67% of Fund average net assets)	$ 19,564,363
Portfolio turnover for the reporting period	50%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Apple, Inc.	8.1%
NVIDIA Corp.	7.3%
Microsoft Corp.	7.1%
Amazon.com, Inc.	4.9%
UnitedHealth Group, Inc.	1.9%
Meta Platforms, Inc., Class A	1.8%
Alphabet, Inc., Class C	1.7%
Lowe's Companies, Inc.	1.7%
American Express Co.	1.6%
Wells Fargo & Co.	1.5%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Apple, Inc.	8.1%
NVIDIA Corp.	7.3%
Microsoft Corp.	7.1%
Amazon.com, Inc.	4.9%
UnitedHealth Group, Inc.	1.9%
Meta Platforms, Inc., Class A	1.8%
Alphabet, Inc., Class C	1.7%
Lowe's Companies, Inc.	1.7%
American Express Co.	1.6%
Wells Fargo & Co.	1.5%

Variable Portfolio – Partners Core Equity Fund - Class 2
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Partners Core Equity Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Partners Core Equity Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 104	0.93%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology, materials, communication services and financials sectors boosted the Fund’s relative results most during the annual period.
Allocations
| An overweight to the consumer discretionary sector and underweights to the real estate and consumer staples sectors positively impacted relative performance.
Individual holdings
| A position in NVIDIA Corp., a designer and manufacturer of computer graphics processors, was the top contributor. Not holding positions in Intel Corporation, a designer and manufacturer of computer products and technologies, or Adobe, Inc., a digital marketing and media solutions company, also contributed to relative performance.
Top Performance Detractors
Stock selection
| Selections in the health care, industrials and consumer discretionary sectors detracted from the Fund’s relative results during the annual period.
Allocations
| An underweight to the communication services sector and overweights to the energy, health care and industrials sectors detracted from relative performance.
Individual holdings
| Relative underweights to Broadcom, Inc., a semiconductor technology company, and Tesla, Inc., an electric vehicle and energy generation and storage systems company, were among the top detractors. A relative overweight to Regeneron Pharmaceuticals, Inc., a biotechnology company, also detracted during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2 (a)	23.10	13.75	11.28
S&P 500 ® Index	25.02	14.53	13.10
(a)
The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 2,288,242,943
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 19,564,363
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,288,242,943
Total number of portfolio holdings	115
Management services fees (represents 0.67% of Fund average net assets)	$ 19,564,363
Portfolio turnover for the reporting period	50%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Apple, Inc.	8.1%
NVIDIA Corp.	7.3%
Microsoft Corp.	7.1%
Amazon.com, Inc.	4.9%
UnitedHealth Group, Inc.	1.9%
Meta Platforms, Inc., Class A	1.8%
Alphabet, Inc., Class C	1.7%
Lowe's Companies, Inc.	1.7%
American Express Co.	1.6%
Wells Fargo & Co.	1.5%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Apple, Inc.	8.1%
NVIDIA Corp.	7.3%
Microsoft Corp.	7.1%
Amazon.com, Inc.	4.9%
UnitedHealth Group, Inc.	1.9%
Meta Platforms, Inc., Class A	1.8%
Alphabet, Inc., Class C	1.7%
Lowe's Companies, Inc.	1.7%
American Express Co.	1.6%
Wells Fargo & Co.	1.5%

Variable Portfolio – Partners Core Equity Fund - Class 3
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Partners Core Equity Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Partners Core Equity Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$ 91	0.81%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 3 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology, materials, communication services and financials sectors boosted the Fund’s relative results most during the annual period.
Allocations
| An overweight to the consumer discretionary sector and underweights to the real estate and consumer staples sectors positively impacted relative performance.
Individual holdings
| A position in NVIDIA Corp., a designer and manufacturer of computer graphics processors, was the top contributor. Not holding positions in Intel Corporation, a designer and manufacturer of computer products and technologies, or Adobe, Inc., a digital marketing and media solutions company, also contributed to relative performance.
Top Performance Detractors
Stock selection
| Selections in the health care, industrials and consumer discretionary sectors detracted from the Fund’s relative results during the annual period.
Allocations
| An underweight to the communication services sector and overweights to the energy, health care and industrials sectors detracted from relative performance.
Individual holdings
| Relative underweights to Broadcom, Inc., a semiconductor technology company, and Tesla, Inc., an electric vehicle and energy generation and storage systems company, were among the top detractors. A relative overweight to Regeneron Pharmaceuticals, Inc., a biotechnology company, also detracted during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 3 (a)	23.26	13.88	11.42
S&P 500 ® Index	25.02	14.53	13.10
(a)
The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 2,288,242,943
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 19,564,363
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,288,242,943
Total number of portfolio holdings	115
Management services fees (represents 0.67% of Fund average net assets)	$ 19,564,363
Portfolio turnover for the reporting period	50%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Apple, Inc.	8.1%
NVIDIA Corp.	7.3%
Microsoft Corp.	7.1%
Amazon.com, Inc.	4.9%
UnitedHealth Group, Inc.	1.9%
Meta Platforms, Inc., Class A	1.8%
Alphabet, Inc., Class C	1.7%
Lowe's Companies, Inc.	1.7%
American Express Co.	1.6%
Wells Fargo & Co.	1.5%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Apple, Inc.	8.1%
NVIDIA Corp.	7.3%
Microsoft Corp.	7.1%
Amazon.com, Inc.	4.9%
UnitedHealth Group, Inc.	1.9%
Meta Platforms, Inc., Class A	1.8%
Alphabet, Inc., Class C	1.7%
Lowe's Companies, Inc.	1.7%
American Express Co.	1.6%
Wells Fargo & Co.	1.5%